Finance debt - Currency of long-term debt (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Borrowings
Borrowings	€ 30,390	€ 28,729
Short term debt
Borrowings
Borrowings	4,238	4,092
Short term debt | Euro
Borrowings
Borrowings	3,518	3,469
Short term debt | U.S. dollars
Borrowings
Borrowings	707	614
Short term debt | Other Currency [Member]
Borrowings
Borrowings	13	9
Long term debt and current portion of long-term debt
Borrowings
Borrowings	26,152	24,637
Long term debt and current portion of long-term debt | Euro
Borrowings
Borrowings	19,547	20,293
Long term debt and current portion of long-term debt | U.S. dollars
Borrowings
Borrowings	6,603	4,342
Long term debt and current portion of long-term debt | Other Currency [Member]
Borrowings
Borrowings	€ 2	€ 2